CONCENTRATIONS OF BUSINESS AND CREDIT RISK (Details Narrative)	12 Months Ended
Jun. 26, 2021
Medmen Enterprises Inc. [Member]
Description of concentrations of business and credit risk	There were no customers that comprised more than 10% of the Company’s revenue for the years ended June 26, 2021 and June 27, 2020.